Fees Summary	Jan. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 484,000.00
Previously Paid Amount	0.00
Total Fee Amount	66.84
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 66.84
Narrative - Max Aggregate Offering Price	$ 484,000.00
Final Prospectus	true